PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2021
INTANGIBLE ASSET
NOTE 7 - PROPERTY AND EQUIPMENT

NOTE 7 - PROPERTY AND EQUIPMENT

As of September 30, 2021, property and equipment consist of the following:

September 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Property and equipment:
Office equipment	$150,915	$(12,557)	$138,358	3
Foreign currency translation adjustment	-	-	(19)
Property and equipment, net	$150,915	$(12,557)	$138,339

Depreciation expenses were $12,557 and nil for the period ended September 30, 2021 and year ended December 31, 2020 respectively as the computer and office equipment were acquired on June 29, 2021.